Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Telephone (215) 564-8000
Fax (215) 564-8120
www.stradley.com

Katherine Mason
KMason@stradley.com
215.564.8006

1933 Act Rule 485(a)(2)
1933 Act File No. 333-146680
1940 Act File No. 811-22132

February 6, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

             Re: Aberdeen Funds
                    File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

         Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 8 (the “Amendment”) to the Registration Statement of the Aberdeen Funds (the “Trust”). The purpose of this Amendment is to register five new series of the Trust: the Aberdeen Asia Bond Fund, Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund and Aberdeen International Focus Portfolio. The Amendment is proposed to go effective 75 days after filing on April 22, 2009.

         Prior to the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain other information contained in the prospectuses and the statement of additional information.

         As noted on the facing sheet, the Amendment relates only to the Aberdeen Asia Bond Fund, Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund and Aberdeen International Focus Portfolio, and the Amendment does not affect the prospectus and statement of additional information of the Trust’s other series.

        Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely,

/s/ Katherine R. Mason
  Katherine R. Mason, Esq.